Cover Page	12 Months Ended
Oct. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Oct. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Trading Symbol	BMO
Entity Registrant Name	BANK OF MONTREAL
Entity Central Index Key	0000927971
Current Fiscal Year End Date	--10-31
Entity Tax Identification Number	13-4941092
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	720,982,672
Entity Interactive Data Current	Yes
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares
Entity Address, Address Line One	100 King Street West
Entity Address, Address Line Two	1 First Canadian Place
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5X 1A1
Entity File Number	001-13354
Entity Incorporation, State or Country Code	Z4
City Area Code	416
Local Phone Number	867-6785
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG LLP
Auditor Location	Toronto, Ontario, Canada
Auditor Firm ID	85
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Colleen Hennessy
Entity Address, Address Line One	115 S. LaSalle Street
Entity Address, Address Line Two	Floor 18W
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	497-6153